Operating Lease (Details) - USD ($)			6 Months Ended
	Jun. 15, 2021	Feb. 01, 2021	Jun. 30, 2022
Operating Lease [Abstract]
Lease term	5 years	2 years
Lease fee		$ 4,392
Lease amount
Current			$ 24,655
Non current portions
Net operating lease right-of-use assets			$ 187,800